PROVISIONS AND OTHER FINANCIAL LIABILITIES - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Contingent consideration, compensation expense	$ 7,198	$ 0
Contingent consideration	346,894	131,122
Cash consideration	308,907
Share consideration	15,179
Additions	23,478	56,277
Provisions	$ 41,259	46,181	$ 25,563
Top of range
Disclosure of other provisions [line items]
Deferred consideration, settlement period	270 days
Bottom of range
Disclosure of other provisions [line items]
Deferred consideration, settlement period	90 days
Legal, severance and other provision
Disclosure of other provisions [line items]
Additions	$ 23,478	56,277
Provisions	41,259	46,181
Earnout arrangements with no maximum payout
Disclosure of other provisions [line items]
Contingent consideration	69,503	23,108
Earnout arrangements with maximum payout
Disclosure of other provisions [line items]
Contingent consideration	277,391	108,014
Contingent consideration, maximum potential payout	715,105	$ 219,667
GSFM
Disclosure of other provisions [line items]
Purchase of shares to settle put option	$ 17,748